RAINIER
                                   INVESTMENT
                                   MANAGEMENT
                                  Mutual Funds

                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                              phone (800) 248-6314

                                TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ..................................................      2
COMMENTS FROM INVESTMENT ADVISOR ........................................      3
PORTFOLIO INVESTMENT RETURNS
        Small/Mid Cap Equity Portfolio ..................................      4
        Core Equity Portfolio ...........................................      5
        Balanced Portfolio ..............................................      6
        Intermediate Fixed Income Portfolio .............................      7
SCHEDULES OF INVESTMENTS
        Small/Mid Cap Equity Portfolio ..................................      8
        Core Equity Portfolio ...........................................     11
        Balanced Portfolio ..............................................     15
        Intermediate Fixed Income Portfolio .............................     20
STATEMENTS OF ASSETS AND LIABILITIES ....................................     22
STATEMENTS OF OPERATIONS ................................................     23
STATEMENTS OF CHANGES IN Net ASSETS .....................................     24
FINANCIAL HIGHLIGHTS ....................................................     26
NOTES TO FINANCIAL STATEMENTS ...........................................     30
        Directory of Funds' service providers ...........................     32
INDEX DESCRIPTIONS ......................................................     32


                                    RAINIER
                                   INVESTMENT
                                   MANAGEMENT
                                  Mutual Funds

                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                 (800) 248-6314

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, call (800) 248-6314 for a free prospectus. Read it carefully before you invest or send money.

                             LETTER TO SHAREHOLDERS

Dear Shareholders,

     As Chairman of the Rainier Investment Management No-Load Mutual Funds and a fellow shareholder in the Funds, I'd like to express my appreciation for your valued investment in one or more of the four Portfolios covered in this report. If you are a new shareholder, welcome! This Semi-Annual Report contains unaudited financial statements for the six months ending September 30, 1998. The last audited Annual Report was produced as of March 31, 1998, our fiscal year end.

     In this Semi-Annual Report, you will find commentary describing the general environment of the equity and fixed-income capital markets. Also, you will see summaries for each of the four Portfolios, which provide performance information for the last six months, followed by investment total returns. Finally, this Semi-Annual Report contains financial statements detailing the expenses of the Portfolio and the Portfolio holdings as of September 30, 1998.

     The equity market environment during the last six months has been very challenging to the portfolio management team at Rainier. Our long-successful Growth at a Reasonable Price strategy faced a twin-headed dragon feeding on an extremely narrow band of market favorites and on stratospherically priced equities. Our well-diversified portfolios, populated with moderately priced stocks, struggled to keep up with the "big and expensive" phenomenon. Fortunately, in September we witnessed encouraging signs that the worst of this highly unusual market may be over.

     The equity funds experienced slight net redemptions toward the end of the six-month period, but nothing alarming. In fact, for the entire period asset growth increased nicely. We closed the Small/Mid Cap Equity Portfolio to new investors in May honoring our commitment to shareholders that performance excellence, not asset collection, will be our primary focus. We are also pleased that Jim Margard appeared on Louis Rukeyser's Wall Street Week in June. Finally, we are working on a new Web site that you can expect sometime early next year.

     We remind you that most of the employees and all of the principals of Rainer Investment Management are shareholders in the Funds. We, too, experience directly and personally the results of the Funds. Our advice to ourselves in down markets is to stay focused on long-term results. No market environment lasts forever.

     We are interested in your feedback. If you have encountered any problems or have suggestions to improve our service, please call us. Thank you for your investment in the Rainier Investment Management Mutual Funds. We embrace and appreciate the continued challenge and opportunity to meet your investment needs.

Sincerely,


                                      /s/ J. Glenn Haber
                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

     About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R) (RIM) located in Seattle, Washington. RIM is one of America's leading investment advisory firms, managing $4.7 billion of discretionary assets for primarily institutional clients.

                                Equity Comments

     The six-month period ending in September marked one of the most difficult and challenging financial market environments in more than a decade. Investors were forced to contend with a blizzard of bad news, including further economic deterioration in Asia, a financial collapse in Russia, slowing earnings growth and a rescue orchestrated by the Federal Reserve of a major hedge fund. The net effect of the market turmoil was a "flight to quality" by investors to the largest capitalization stocks and the highest quality bonds.

     Our effort to tilt towards defensive areas of the market--such as consumer staples and utilities--worked to your advantage, but market illiquidity continued to hammer all but the very highest capitalized stocks. Worried that the U.S. economy might slip into a recession or, worse, that the credit markets might collapse, investors apparently concluded that the risk of owning small stocks simply out-weighed the benefits. Nevertheless, secondary benchmarks did manage to outperform the large indices in the month of September, suggesting that many such equities have been oversold.

     The severity and magnitude of the downturn in stock prices and the extreme illiquidity of equities has been stunning. Still, we consider the current market environment to be highly unusual, and anticipate an improvement. We have not altered our investment philosophy, which has worked well in most environments. A more accommodative monetary policy by the Federal Reserve may eventually help reverse the recent trend in earnings deceleration. Looking foward, we anticipate that investors will pay greater attention to valuation, and that Growth at a Reasonable Price will deliver improved relative performance.

James R. Margard, CFA;  David A. Veterane, CFA;
Peter M. Musser, CFA;   Mark H. Dawson, CFA

                             Fixed Income Comments

     Investing in the U.S. Treasury market became the ultimate flight-to-quality strategy during the past six months as multiple global and economic events converged, sending apprehensive investors toward a safe haven. Interest rates on government bonds plummeted so quickly, that by the time the Federal Reserve Board managed to orchestrate a much anticipated ease of the Federal Funds rate on September 29th to 5.25%, Treasury Bills had fallen to 4.40% and the thirty-year bond yielded 5.08%. The sentiment behind the movement was that the Fed is not yet done with easing and that the overall supply of government bonds has diminished during the past few years, and will not be able to satiate the demands of a fearful market. Inflation remains subdued and real rates of return are still attractive, even at the historically low current nominal levels.

     The aggregate bond market produced overall returns in low single digits, but suffered the same selective performance characteristics as stocks in that corporate yield spreads widened severely and liquidity dried up in response to the global financial crisis. The summer default of Russian debt, the slow response of Japan to heal its economy, the overhanging concerns about Latin America, combined with the disclosure that the hedge fund, Long Term Capital, had over-leveraged itself, all led to underperformance of the corporate sector. Even U.S. Federal Agency spreads widened as buyers sought maximum liquidity.

     Looking forward, the Federal Reserve may ease again and markets will remain volatile. Spread premiums should narrow. If we are fortunate to have an earlier resolution, or constructive steps toward global health, rational behavior will return.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                         Small/Mid Cap Equity Portfolio

     Objective: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

     Commentary: The Small/Mid Cap Equity Portfolio declined 24.1% during the six months ending in September, compared to a 16.1% fall in the Russell Midcap(TM) Index and a 23.9% plunge in the Russell 2000(R) Index. Weak performance by individual issues overwhelmed our defensive sector strategy, which was to moderately overweight consumer staples and utilities. Smaller secondary issues lagged large stocks in the second quarter, and accelerated their slide in July and August as fears of a potential recession in the U.S. economy increased. There were not many areas of strong returns, but one group that did particularly well was biotechnology, where Biogen, PathoGenesis and Genzyme went against the tide. Among the new positions in the Portfolio were Ace Limited, Avon Products, CKE Restaurants, Ascend Communications and Mindspring Enterprises. Although secondary stocks have been a disappointment this year, we think the capitulation selling in recent months and resulting deep undervaluation, coupled with recent cuts in short-term interest rates, has put a "floor" under these stocks.

COMPARISON OF CHANGE IN VALUE OF $10,000

              Small/Mid Cap         Russell          Russell         Consumer
            Equity Portfolio   Midcap(tm) Index   2000(r) Index    Price Index
            ----------------   ----------------   -------------    -----------

5/10/94         $10,000            $10,000           $10,000         $10,000
3/31/95          11,938             11,261            11,495          10,272
3/31/96          16,520             15,190            14,539          10,563
3/31/97          18,197             16,185            14,611          10,855
3/31/98          28,138             23,327            20,750          11,004
9/30/98          21,352             19,570            15,797          11,099


TOTAL RETURNS for Periods Ending September 30, 1998
                                                                      Inception
                                      6 Months    1 Year   3 Years*  to 9/30/98*
                                      --------    ------   --------  -----------
Small/Mid Cap Equity Portfolio         (24.1%)    (15.1%)    13.7%     18.9%
Russell Midcap(TM) Index               (16.1)      (6.0)     13.8      16.5
Russell 2000(R) Index                  (23.9)     (19.0)      6.9      11.0
Consumer Price Index                     0.9        1.5       2.2       2.4

* Annualized returns. Inception date 5/10/94

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investments return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             Core Equity Portfolio

     Objective: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

     Commentary: The Core Portfolio fell 14.8% for the six months ending in September, lagging the 7.0% decline in the Standard & Poor's 500 Index. Our strategy of adhering to a strong price discipline, maintaining exposure to neglected mid-cap issues and being broadly diversified was at odds with a market where gains were concentrated in a handful of large-cap high-P/E stocks. All sectors posted negative results, with the exception of utilities. The weakest groups were basic industries, capital goods, financial and retail. The two largest positions in the Portfolio, Merck and Microsoft, performed exceptionally well, as did positions in biotechnology and selected consumer-staple issues. Among the new positions initiated during the six months were Dayton Hudson, Associates First, CVS Corporation, Tyco International and US WEST. We have also reduced the number of stocks in the Portfolio, and moderately increased the average market capitalization. Market breadth improved in the month of September, suggesting the worst may be behind us in terms of narrow large-cap leadership.

COMPARISON OF CHANGE IN VALUE OF $10,000

              Core Equity        Standard & Poor's         Consumer
               Portfolio          500 Stock Index        Price Index
               ---------          ---------------        -----------

5/10/94         $10,000               $10,000               $10,000
3/31/95          11,787                11,495                10,272
3/31/96          16,341                15,190                10,563
3/31/97          19,263                18,186                10,855
3/31/98          28,826                26,915                11,004
9/30/98          24,561                25,037                11,099

TOTAL RETURNS for Periods Ending September 30, 1998
                                                                      Inception
                                       6 Months   1 Year   3 Years*  to 9/30/98*
                                       --------   ------   --------  -----------
Core Equity Portfolio                  (14.8%)    (1.4%)    19.5%       22.7%
Standard & Poor's 500 Stock Index       (7.0)      9.0      22.6        23.3
Russell 1000(R) Index                   (8.1)      7.4      21.4        22.5
Consumer Price Index                     0.9       1.5       2.2         2.4

*Annualized returns. Inception date 5/10/94.

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investments return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               Balanced Portfolio

     Objective: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

     Commentary: The Balanced Portfolio fell 8.3% during the six months ending in September. Losses in the equity component of the Portfolio were partially offset by gains in fixed-income securities. Excellent performance was generated by U.S. Treasuries, which surged as panicked investors sought refuge in what is viewed as the least risky of all assets. The corporate bonds that we hold, despite their high quality, were affected by a huge widening in the typical "spread" relationships that are usually present in the fixed-income markets. Our equity strategy of maintaining exposure to undervalued mid-cap issues and being broadly diversified was at odds with a market in which gains were narrowly based in large-cap high-P/E stocks. In addition to the strong performance by Merck and Microsoft, the Portfolio benefited from holdings in Albertson's, General Mills, Columbia Energy and MCI Worldcom. Due to the shift in bond and equity prices, we finished the period with an asset mix of 61% stocks, 33% bonds and 6% cash.

COMPARISON OF CHANGE IN VALUE OF $10,000

                               Standard & Poor's                     Consumer
         Balanced Portfolio    500 Stock Index    Balanced Index    Price Index
         ------------------    ---------------    --------------    -----------

5/10/94       $10,000              $10,000           $10,000           $10,000
3/31/95        11,223               11,495            11,034            10,272
3/31/96        14,094               15,190            13,241            10,563
3/31/97        15,762               18,186            15,044            10,855
3/31/98        21,209               26,915            18,896            11,004
9/30/98        19,457               25,037            18,830            11,099

TOTAL RETURNS for Periods Ending September 30, 1998
                                                                     Inception
                                       6 Months   1 Year   3 Years*  to 9/30/98*
                                       --------   ------   --------  -----------
Balanced Portfolio                       (8.3%)      2.6%     14.6%     16.4%
Balanced Index (50/40/10)                (0.5)       9.8      15.1      15.5
Standard & Poor's 500 Stock Index        (7.0)       9.0      22.6      23.3
Lehman Brothers Govt./Corp.
     Intermediate Bond Index              6.4       10.4       7.9       8.3
Consumer Price Index                      0.9        1.5       2.2       2.4

*Annualized returns. Inception date 5/10/94

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investments return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                      Intermediate Fixed Income Portfolio

     Objective: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

     Commentary: Global demand for U.S. Treasury securities as a safe haven against the Asian and Eastern European financial crises was the overriding influence of fixed-income investment returns during the two quarters ending September 30, 1998. Interest rates fell over 1% and the Federal Reserve Board lowered the overnight funds rate to 5.25% with a strong hint of another reduction later in the year. Corporate bonds did not fare well relative to U.S. Treasuries as spread premiums widened to historic nominal levels. Lower quality issuers and the finance and banking sectors were particularly affected. Mortgage markets suffered underperformance as low rates prompted additional refinancings. To your benefit, the Portfolio held only high-quality corporate bonds and no mortgage-related bonds. The Intermediate Fixed Income Portfolio produced strong returns for the period as over half of the Portfolio was invested in Treasury issues. The concentration of maturities in intermediate securities and off-the-run sectors provided some incremental return, as did the continued emphasis on quality in the overall Portfolio construction.

COMPARISON OF CHANGE IN VALUE OF $10,000

               Intermediate Fixed   Lehman Government/Corporate        Consumer
                Income Portfolio      Intermediate Bond Index        Price Index
                ----------------      -----------------------        -----------

5/10/94             $10,000                   $10,000                   $10,000
3/31/95              10,492                    10,607                    10,272
3/31/96              11,421                    11,622                    10,563
3/31/97              11,803                    12,180                    10,855
3/31/98              12,880                    13,358                    11,004
9/30/98              13,812                    14,219                    11,099

TOTAL RETURNS for Periods Ending September 30, 1998
                                                                      Inception
                                       6 Months   1 Year  3 Years*   to 9/30/98*
                                       --------   ------  --------   -----------
Intermediate Fixed Income Portfolio       7.2%     11.2%    7.4%        7.6%
Lehman Brothers Govt./Corp
     Intermediate Bond Index              6.4      10.4     7.9         8.3
91-Day Treasury Bill Index                2.5       5.2     5.3         5.3
Consumer Price Index                      0.9       1.5     2.2         2.4

*Annualized returns. Inception date 5/10/94

See page 32 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                            SCHEDULES OF INVESTMENTS

                         Small/Mid Cap Equity Portfolio

September 30, 1998 (unaudited)

COMMON STOCKS
(96.99%)                                                 Shares         Value
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (2.96%)
Air Transportation (2.20%)
Airborne Freight Corp.                                  196,150       $3,395,847
Alaska Air Group Inc.                                    98,700        3,361,969
Expeditors International of Washington Inc.              43,475        1,206,431
Southwest Airlines Co.                                  118,768        2,375,360
                                                                      ----------
                Total Air Transportation                              10,339,607
                                                                      ----------

Auto Parts/Original Equipment (0.27%)
Arvin Industries Inc.                                    34,250        1,275,813
                                                                       ---------
Truckers (0.49%)
US Freightways Corp.                                    116,650        2,318,419
                                                                       ---------
TOTAL AUTOS AND TRANSPORTATION                                        13,933,839
                                                                      ----------

CONSUMER DISCRETIONARY (15.61%)

Consumer Electronics (1.11%)
Brightpoint Inc.                                        306,550        2,356,603
MindSpring Enterprises Inc.                              69,950        2,902,925
                                                                       ---------
                Total Consumer Electronics                             5,259,528
                                                                       ---------
Cosmetics (0.99%)
Avon Products Inc.                                      128,000        3,592,000
Windmere-Durable Holdings Inc.                          188,600        1,060,875
                                                                       ---------
                Total Cosmetics                                        4,652,875
                                                                       ---------
Education Services (0.73%)
Sylvan Learning Systems Inc.                            146,150        3,416,256
                                                                       ---------
Funeral Parlors and Cemetaries (0.42%)
Service Corporation International                        61,200        1,950,750
                                                                       ---------
Household Furnishings (1.46%)
Blyth Industries Inc.                                   183,925        5,046,442
Rubbermaid Inc.                                          74,750        1,789,328
                                                                       ---------
                Total Household Furnishings                            6,835,770
                                                                       ---------
Leisure Time (1.01%)
Action Performance Cos. Inc.                            175,350        4,734,450
                                                                       ---------
Publishing/Newspapers (0.33%)
New York Times Co. Cl. A                                 55,625        1,529,688
                                                                       ---------
Restaurants (2.22%)
CEC Entertainment Inc.                                  138,050        2,795,513
CKE Restaurants Inc.                                    113,275        3,369,931
Outback Steakhouse Inc.                                 161,850        4,268,794
                                                                      ----------
                Total Restaurants                                     10,434,238
                                                                      ----------
Retail (3.72%)
General Nutrition Cos. Inc.                             286,550        3,098,322
Pacific Sunwear Of California                           158,975        3,537,194
The Men's Wearhouse Inc.                                344,075        5,935,294
The TJX Cos. Inc.                                        88,350        1,573,734
Zale Corp.                                              129,300        3,313,313
                                                                      ----------
                Total Retail                                          17,457,857
                                                                      ----------
Shoes (1.65%)
The Timberland Co.                                       64,975        2,371,588
Wolverine World Wide Inc.                               495,925        5,393,184
                                                                       ---------
                Total Shoes                                            7,764,772
                                                                       =========
Textile Apparel Manufacturer (1.81%)
North Face Inc.                                         194,325        2,526,225
St. John Knits Inc.                                     137,250        2,213,156
Tommy Hilfiger Corp.                                     91,705        3,759,905
                                                                       ---------
                Total Textile Apparel Manufacturer                     8,499,286
                                                                       ---------
Toys (0.16%)
Cannondale Corp.                                         80,175          749,135
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                          73,284,605
                                                                      ----------

CONSUMER STAPLES (10.31%)

Beverage: Brewers (Wine) (1.29%)
Canandaigua Brands Inc. Cl. A                           153,000        6,043,500
                                                                       ---------
Drug and Grocery Store Chain (0.91%)
Wild Oats Markets Inc.                                  157,275        4,266,084
                                                                       ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Foods (8.11%)
Corn Products International Inc.                        163,400       $4,125,850
Earthgrains Co.                                         156,600        4,844,813
Flowers Industries Inc.                                 359,450        7,840,503
General Mills Inc.                                       49,900        3,493,000
McCormick and Co. Inc.                                  140,000        4,068,750
Smithfield Foods Inc.                                   152,425        2,696,017
Sysco Corp.                                             186,225        4,387,927
The Quaker Oats Co.                                     113,081        6,671,779
                                                                      ----------
                Total Foods                                           38,128,639
                                                                      ----------
TOTAL CONSUMER STAPLES                                                48,438,223
                                                                      ----------
FINANCIAL SERVICES (15.89%)

Banks/Outside New York City (5.11%)
First American Corp.                                    249,650        9,580,319
North Fork Bancorp. Inc.                                256,175        5,123,500
Prime Bancshares Inc.                                    55,750          961,688
Summit Bancorp                                          222,750        8,353,125
                                                                      ----------
                Total Banks/Outside New York City                     24,018,632
                                                                      ----------
Finance Companies (1.41%)
FIRSTPLUS Financial Group Inc.                          403,387        4,613,739
The FINOVA Group Inc.                                    40,000        1,997,500
                                                                      ----------
                Total Finance Companies                                6,611,239
                                                                      ----------
Financial/Miscellaneous (0.27%)
Franklin Resources Inc.                                   5,500          165,000
MGIC Investment Corp.                                    29,275        1,079,516
                                                                      ----------
                Total Financial/Miscellaneous                          1,244,516
                                                                      ----------
Insurance/Property and Casualty (4.14%)
ACE Ltd.                                                175,075        5,252,250
Everest Reinsurance Holdings Inc.                       221,100        8,249,794
Mercury General Corp.                                    77,000        2,887,500
Orion Capital Corp.                                      57,950        2,068,091
Stirling Cooke Brown Holdings Ltd.                       65,800          970,550
                                                                      ----------
                Total Insurance/Property and Casualty                 19,428,185
                                                                      ----------
Savings and Loan (4.96%)
Astoria Financial Corp.                                 142,250        5,992,281
Bank United Corp. Cl. A                                 197,850        7,085,503
Golden State Bancorp Inc.                               431,825        8,609,511
Golden State
Bancorp Inc.-warrants                                   381,750        1,610,508
                                                                      ----------
                Total Savings and Loan                                23,297,803
                                                                      ----------
TOTAL FINANCIAL SERVICES                                              74,600,375
                                                                      ----------

HEALTH CARE (12.78%)

Drugs and Pharmaceuticals (10.30%)
Biogen Inc.                                              78,050        5,136,666
Forest Laboratories Inc.                                307,250       10,561,719
Genzyme Corp.                                           410,525       14,830,216
ICN Pharmaceuticals Inc.                                207,825        3,636,938
Immunex Corp.                                            79,775        4,417,541
PathoGenesis Corp.                                      292,150        9,750,506
                                                                      ----------
                Total Drugs and Pharmaceuticals                       48,333,586
                                                                      ----------
Health Care Facilities (1.60%)
HCR Manor Care Inc.                                     186,900        5,478,506
Sun Healthcare Group Inc.                               316,650        2,058,225
                                                                      ----------
                Total Health Care Facilities                           7,536,731
                                                                      ----------
Medical and Dental
Instruments and Supplies (0.88%)
Henry Schein Inc.                                        98,875        3,435,906
Respironics Inc.                                         60,800          684,000
                                                                      ----------
                Total Medical and Dental
                Instruments and Supplies                               4,119,906
                                                                      ----------
TOTAL HEALTH CARE                                                     59,990,223
                                                                      ----------
INTEGRATED OILS (3.79%)

Oil/Integrated Domestic (2.89%)
Amerada Hess Corp.                                       37,350        2,154,628
Coastal Corp.                                            20,800          702,000
USX-Marathon Group                                      302,225       10,710,098
                                                                      ----------
                Total Oil/Integrated Domestic                         13,566,726
                                                                      ----------

Oil/Integrated International (0.90%)
YPF Sociedad Anonima                                    162,925        4,236,050
                                                                      ----------
TOTAL INTEGRATED OILS                                                 17,802,776
                                                                      ----------

MATERIALS AND PROCESSING (6.70%)

Building Materials (0.02%)
Centex Corp.                                              2,950          101,775
                                                                      ----------
Chemicals (2.02%)
BFGoodrich Co.                                          289,950        9,477,741
                                                                      ----------
Diversified Materials (0.97%)
Pentair Inc.                                            141,650        4,568,213
                                                                      ----------
Metals and Minerals/Miscellaneous (1.04%)
Titanium Metals Corp.                                   345,825        4,884,778
                                                                      ----------
Metal Fabricating (0.05%)
Precision Castparts Corp.                                 5,325          219,656
                                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Paper (1.10%)
The Mead Corp.                                          121,275       $3,570,033
Willamette Industries Inc.                               56,275        1,614,389
                                                                     -----------
                Total Paper                                            5,184,422
                                                                     -----------
Textile Products (1.50%)
Mohawk Industries Inc.                                  257,268        7,042,712
                                                                     -----------
TOTAL MATERIALS AND PROCESSING                                        31,479,297
                                                                     -----------

OTHER (0.61%)

Multi-Sector Companies (0.61%)
McDermott International Inc.                            106,200        2,860,763
                                                                     -----------
OTHER ENERGY (0.54%)

Machinery/Oil Well Equipment and Services (0.54%)
Newpark Resources Inc.                                  203,400        1,398,375
Willbros Group Inc.                                     181,400        1,156,425
                                                                     -----------
                Total Machinery/Oil Well
                Equipment and Services                                 2,554,800
                                                                     -----------
PRODUCER DURABLES (4.28%)

Aerospace (0.43%)
Sundstrand Corp.                                         43,225        2,004,559
                                                                     -----------
Machinery/Industrial and Specialty (1.20%)
Applied Power Inc.                                       71,500        1,952,844
Ingersoll-Rand Co.                                       96,650        3,666,659
                                                                     -----------
                Total Machinery/
                Industrial and Specialty                               5,619,503
                                                                     -----------
Office Furniture and Business (0.89%)
Herman Miller Inc.                                       68,750        1,357,813
                                                                     -----------
HON INDUSTRIES Inc.                                     121,550        2,871,619
                                                                     -----------
                Total Office Furniture and Business                    4,229,432
                                                                     -----------
Pollution Control (0.56%)
U.S. Filter Corp.                                       163,350        2,613,600
                                                                     -----------
Telecommunications Equipment (1.20%)
General Cable Corp.                                     303,450        5,613,825
                                                                     -----------
                Total Producer Durables                               20,080,919
                                                                     -----------
TECHNOLOGY (7.71%)

Communications Technology (1.14%)
Ascend Communications Inc.                               24,700        1,123,850
Scientific-Atlanta Inc.                                 106,275        2,245,059
Tellabs Inc.                                             50,000        1,990,625
                                                                     -----------
                Total Communications Technology                        5,359,534
                                                                     -----------
Computer Services Software and Systems (5.83%)
Cadence Design Systems Inc.                              96,025        2,454,639
Cambridge Technology Partners                           190,575        4,252,205
Platinum Software Corp.                                  60,350          618,588
PLATINUM Technology Inc.                                324,900        5,848,200
Symantec Corp.                                          470,825        6,209,005
Systems & Computer
Technology Corp.                                        345,350        4,446,381
Walker Interactive Systems Inc.                         404,800        3,529,350
                                                                     -----------
                Total Computer Services
                Software and Systems                                  27,358,368
                                                                     -----------

Computer Technology (0.74%)
CHS Electronics Inc.                                    320,900        3,489,788
                                                                     -----------
                Total Technology                                      36,207,690
                                                                     -----------
UTILITIES AND REITS (15.81%)

Real Estate Investment Trusts (3.96%)
American Health Properties Inc.                         129,725        3,048,538
Innkeepers USA Trust                                     62,150          738,031
LTC Properties Inc.                                     320,925        5,596,130
Nationwide Health Properties Inc.                       170,325        3,832,313
Omega Healthcare Investors Inc.                         163,600        5,347,675
                                                                     -----------
                Total Real Estate Investment Trusts                   18,562,687
                                                                     -----------
Utilities/Electrical (3.73%)
PECO Energy Co.                                         317,850       11,621,391
Pinnacle West Capital Corp.                             131,325        5,885,002
                                                                     -----------
                Total Utilities/Electrical                            17,506,393
                                                                     -----------
Utilities/Gas Distributors (3.11%)
Columbia Energy Group                                    50,887        2,983,250
Consolidated Natural Gas Co.                             46,245        2,520,353
KN Energy Inc.                                          154,950        7,941,188
Questar Corp.                                            60,950        1,173,288
                                                                     -----------
                Total Utilities/Gas Distributors                      14,618,079
                                                                     -----------
Utilities/Miscellaneous (2.91%)
New Century Energies Inc.                               281,050       13,683,622
Utilities/Telecommunications (2.10%)
Century Telephone
Enterprises Inc.                                        111,842        5,284,535
Frontier Corp.                                          166,875        4,568,193
                                                                     -----------
                Total Utilities/Telecommunications                     9,852,728
                                                                     -----------
TOTAL UTILITIES AND REITs                                             74,223,509
                                                                     -----------
TOTAL COMMON STOCKS
(cost $534,584,867)                                                 $455,457,019
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SHORT-TERM INVESTMENTS
(1.20%)                                                 Par Value       Value
--------------------------------------------------------------------------------
Variable Rate Demand Notes* (1.20%)

American Family
        4.963% 07-26-1999                              $427,375         $427,375
General Mills Inc.
        4.949% 02-15-1999                               440,000          440,000
Pitney Bowes
        4.949% 02-03-1999                             1,510,229        1,510,229
Sara Lee
        4.944% 10-28-1998                               936,791          936,791
Warner Lambert
        4.963% 10-26-1998                             1,849,487        1,849,486
Wisconsin Electric
        4.963% 10-19-1998                               460,000          460,000
                                                                    ------------
TOTAL VARIABLE RATE DEMAND
NOTES (COST $5,623,881)                                                5,623,881
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,623,881)                                                     $5,623,881
                                                                    ------------
TOTAL INVESTMENTS IN
SECURITIES (98.19%)
(cost $540,208,748)                                                 $461,080,900
                                                                    ------------
OTHER ASSETS Less
LIABILITIES (1.81%)                                                   $8,509,348
                                                                    ------------
Net Assets (100.00%)                                                $469,590,249
                                                                    ============

 *The variable-rate securities are subject to a demand feature which reduces the remaining maturity.


                             Core Equity Portfolio

September 30, 1998 (unaudited)

Common Stocks
(99.35%)                                                 Shares         Value
--------------------------------------------------------------------------------
BASIC INDUSTRY (4.09%)

Chemical/Major (0.37%)
E.I. duPont de Nemours and Co.                           45,375       $2,546,672
                                                                    ------------
Chemical/Specialty (1.58%)
BFGoodrich Co.                                          334,425       10,931,517
                                                                    ------------
Metals (1.02%)
Aluminum Co. of America                                  60,010        4,260,710
Titanium Metals Corp.                                   202,650        2,862,431
                                                                    ------------
                Total Metals                                           7,123,141
                                                                    ------------

Paper and Forest Products (1.12%)
The Mead Corp.                                          192,625        5,670,398
Willamette Industries Inc.                               71,450        2,049,722
                                                                    ------------
                Total Paper and Forest Products                        7,720,120
                                                                    ------------
TOTAL BASIC INDUSTRY                                                  28,321,450
                                                                    ------------
CAPITAL GOODS (6.65%)

Aerospace/Industrial (2.69%)
Ingersoll-Rand Co.                                      129,274        4,904,332
Lockheed Martin Corp.                                   102,750       10,358,484
Sundstrand Corp.                                         72,725        3,372,622
                                                                    ------------
                Total Aerospace/Industrial                            18,635,438
                                                                    ------------
Diversified/Manufacturing (3.14%)
Pentair Inc.                                             24,900          803,025
Tyco International Ltd.                                 180,575        9,976,769
United Technologies Corp.                               143,150       10,942,028
                                                                    ------------
                Total Diversified/Manufacturing                       21,721,822
                                                                    ------------
Pollution Control (0.83%)
Waste Management Inc.                                   118,850        5,712,228
                                                                    ------------
TOTAL CAPITAL GOODS                                                   46,069,488
                                                                    ------------
CONGLOMERATES (1.00%)

Electric Equipment (1.00%)
General Electric Co.                                     87,600        6,969,675
                                                                    ------------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

CONSUMER CYCLICAL (6.74%)

Apparel/Shoes (1.20%)
North Face Inc.                                          87,400       $1,136,200
St. John Knits Inc.                                     112,050        1,806,806
Tommy Hilfiger Corp.                                     78,325        3,211,325
Wolverine World Wide Inc.                               197,925        2,152,434
                                                                    ------------
                Total Apparel/Shoes                                    8,306,765
                                                                    ------------
Autos and Auto Parts (0.67%)
Ford Motor Co.                                           98,825        4,638,598
                                                                    ------------
Consumer Cyclical/Miscellaneous (1.00%)
Action Performance Cos. Inc.                            154,800        4,179,600
Mohawk Industries Inc.                                  100,825        2,760,084
                                                                    ------------
                Total Consumer
                Cyclical/Miscellaneous                                 6,939,684
                                                                    ------------
Office Furniture (0.63%)
Herman Miller Inc.                                       75,400        1,489,150
HON INDUSTRIES Inc.                                     121,600        2,872,800
                                                                    ------------
                Total Office Furniture                                 4,361,950
                                                                    ------------
Retail (3.24%)
Dayton Hudson Corp.                                     202,800        7,250,100
General Nutrition Cos. Inc.                             237,225        2,564,995
Home Depot Inc.                                         159,970        6,318,815
The Men's Wearhouse Inc.                                207,537        3,580,013
The TJX Cos. Inc.                                       106,500        1,897,031
Zale Corp.                                               30,650          785,406
                                                                    ------------
                Total Retail                                          22,396,360
                                                                    ------------
TOTAL CONSUMER CYCLICAL                                               46,643,357
                                                                    ------------
CONSUMER SERVICES (3.20%)

Cable Television (0.49%)
Viacom Inc. Cl. B                                        58,375        3,385,750
                                                                    ------------
Education (0.31%)
Sylvan Learning Systems Inc.                             92,512        2,162,468
                                                                    ------------
Funeral Services (0.07%)
Service Corporation International                        14,950          476,531
                                                                    ------------
Healthcare Services (1.14%)
HCR Manor Care Inc.                                     211,400        6,196,663
Sun Healthcare Group Inc.                               258,050        1,677,325
                                                                    ------------
                Total Healthcare Services                              7,873,988
                                                                    ------------
Publishing/Newspapers (0.14%)
New York Times Co. Cl. A                                 36,100          992,750
                                                                    ------------

Restaurants (0.57%)
Outback Steakhouse Inc.                                 149,650        3,947,019
                                                                    ------------
Water Treatment (0.48%)
U.S. Filter Corp.                                       207,400        3,318,400
                                                                    ------------
TOTAL CONSUMER SERVICES                                               22,156,906
                                                                    ------------
CONSUMER STAPLES (27.75%)

Biotechnology (3.07%)
Biogen Inc.                                              39,825        2,620,983
Genzyme Corp.                                           297,050       10,730,931
Immunex Corp.                                            62,600        3,466,475
PathoGenesis Corp.                                      132,250        4,413,844
                                                                    ------------
                Total Biotechnology                                   21,232,233
                                                                    ------------
Drugs (7.90%)
American Home Products Corp.                             24,805        1,299,162
Bristol-Myers Squibb Co.                                187,575       19,484,353
Forest Laboratories Inc.                                175,325        6,026,797
ICN Pharmaceuticals Inc.                                 89,325        1,563,188
Merck & Co. Inc.                                        203,300       26,340,056
                                                                    ------------
                Total Drugs                                           54,713,556
                                                                    ------------
Foods/Beverages (8.35%)
Anheuser-Busch Cos. Inc.                                 55,950        3,021,300
Canandaigua Brands Inc. Cl. A                           132,375        5,228,813
Corn Products International Inc.                        148,825        3,757,831
Earthgrains Co.                                         176,850        5,471,297
Flowers Industries Inc.                                 277,300        6,048,606
General Mills Inc.                                       49,975        3,498,250
McCormick & Co. Inc.                                     94,300        2,740,594
PepsiCo Inc.                                            328,075        9,657,708
Smithfield Foods Inc.                                    78,550        1,389,353
SYSCO Corp.                                             278,950        6,572,759
The Quaker Oats Co.                                     176,025       10,385,475
                                                                    ------------
                Total Foods/Beverages                                 57,771,986
                                                                    ------------
Food/Drug Retail (1.82%)
Albertson's Inc.                                         62,000        3,355,750
CVS Corp.                                               139,580        6,115,349
Safeway Inc.                                             66,800        3,097,850
                                                                    ------------
                Total Food/Drug Retail                                12,568,949
                                                                    ------------
Hospital Supplies (1.52%)
Baxter International Inc.                               104,700        6,229,650
Henry Schein Inc.                                       106,650        3,706,088
Respironics Inc.                                         51,050          574,313
                                                                    ------------
                Total Hospital Supplies                               10,510,051
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Household Products/Cosmetics (2.86%)
Avon Products Inc.                                      219,300       $6,154,106
Blyth Industries Inc.                                    53,150        1,458,303
Colgate-Palmolive Co.                                    45,775        3,135,588
Kimberly-Clark Corp.                                     97,775        3,959,888
Rubbermaid Inc.                                          96,225        2,303,386
The Gillette Co.                                         74,100        2,834,325
                                                                    ------------
                Total Household Products/Cosmetics                    19,845,596
                                                                    ------------
Tobacco (2.23%)
Philip Morris Cos. Inc.                                 335,075       15,434,392
                                                                    ------------
TOTAL CONSUMER STAPLES                                               192,076,763
                                                                    ------------
CREDIT CYCLICAL (0.33%)
Home Builders (0.33%)
Centex Corp.                                             66,450        2,292,525
                                                                    ------------
ENERGY (6.19%)
Natural Gas Diversified (0.36%)
Coastal Corp.                                            73,725        2,488,219
                                                                    ------------
Oil/Integrated Domestic (2.88%)
Amerada Hess Corp.                                       51,400        2,965,138
Phillips Petroleum Co.                                   74,475        3,360,684
USX-Marathon Group                                      383,800       13,600,913
                                                                    ------------
                Total Oil/Integrated Domestic                         19,926,735
                                                                    ------------
Oil/Integrated International (2.36%)
Mobil Corp.                                             133,500       10,137,656
YPF Sociedad Anonima                                    238,075        6,189,950
                                                                    ------------
                Total Oil/Integrated International                    16,327,606
                                                                    ------------
Oil Services (0.59%)
Halliburton Co.                                          25,325          723,345
Newpark Resources Inc.                                   67,275          462,516
McDermott International Inc.                            109,425        2,947,636
                                                                    ------------
                Total Oil Services                                     4,133,497
                                                                    ------------
TOTAL ENERGY                                                          42,876,057
                                                                    ------------
FINANCIAL (15.78%)

Banks (5.60%)
BankAmerica Corp.                                       120,950        7,272,119
First American Corp.                                     52,600        2,018,525
Fleet Financial Group                                   171,150       12,568,828
PNC Bank Corp.                                          255,735       11,508,075
Summit Bancorp                                          143,150        5,368,125
                                                                    ------------
                Total Banks                                           38,735,672
                                                                    ------------

Finance Companies (2.49%)
Associates First Capital Corp.                          100,481        6,556,385
FIRSTPLUS Financial Group Inc.                          216,050        2,471,072
Household International Inc.                            218,750        8,203,125
                                                                    ------------
                Total Finance Companies                               17,230,582
                                                                    ------------
Financial/Miscellaneous (0.72%)
Franklin Resources Inc.                                  88,925        2,667,750
MGIC Investment Corp.                                    63,600        2,345,250
                                                                    ------------
                Total Financial/Miscellaneous                          5,013,000
                                                                    ------------

Financial Services (2.56%)
American Express Co.                                     49,200        3,819,150
Marsh & McLennan Cos. Inc.                              223,513       11,119,747
Travelers Group Inc.                                     73,725        2,764,688
                                                                    ------------
                Total Financial Services                              17,703,585
                                                                    ------------
Insurance (2.08%)
ACE Ltd.                                                146,800        4,404,000
Allstate Corp.                                          194,550        8,110,303
Everest Reinsurance Holdings Inc.                        44,550        1,662,272
Mercury General Corp.                                     6,250          234,375
                                                                    ------------
                Total Insurance                                       14,410,950
                                                                    ------------
Savings and Loan (2.33%)
Astoria Financial Corp.                                  45,000        1,895,625
Bank United Corp. Cl. A                                 100,800        3,609,900
Golden State Bancorp Inc.                               306,725        6,115,330
Golden State
Bancorp Inc.-warrants                                   203,975          860,520
Washington Mutual Inc.                                  107,937        3,642,874
                                                                    ------------
                Total Savings and Loan                                16,124,249
                                                                    ------------
TOTAL FINANCIAL                                                      109,218,038
                                                                    ------------
TECHNOLOGY (14.41%)

Computer Software/Services (7.81%)
America Online Inc.                                      33,125        3,685,156
Cadence Design Systems Inc.                             114,725        2,932,658
Cambridge Technology Partners                           132,600        2,958,638
Computer Associates Intl. Inc.                          117,550        4,349,350
Microsoft Corp.                                         224,405       24,698,575
PeopleSoft Inc.                                          77,675        2,534,147
PLATINUM Technology Inc.                                232,900        4,192,200
Symantec Corp.                                          358,800        4,731,675
Systems & Computer
Technology Corp.                                        196,600        2,531,225
Walker Interactive Systems Inc.                         162,650        1,418,105
                                                                    ------------
                Total Computer Software/Services                      54,031,729
                                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Computer Systems (2.14%)
IBM                                                      46,270       $5,922,560
Sun Microsystems Inc.                                   178,475        8,890,286
                                                                    ------------
                Total Computer Systems                                14,812,846
                                                                    ------------
Distribution (0.21%)
Brightpoint Inc.                                        193,400        1,486,763
                                                                    ------------
Networking/Communications Equipment (3.82%)
Ascend Communications Inc.                               54,600        2,484,300
Cisco Systems Inc.                                      157,313        9,723,879
Northern Telecom Ltd.                                   190,615        6,099,680
Scientific-Atlanta Inc.                                  94,250        1,991,031
Tellabs Inc.                                            154,370        6,145,856
                                                                    ------------
                Total Networking/
                Communications Equipment                              26,444,746
                                                                    ------------
Technology/Miscellaneous (0.42%)
General Cable Corp.                                     156,825        2,901,263
                                                                    ------------
TOTAL TECHNOLOGY                                                      99,677,347
                                                                    ------------
TRANSPORTATION (0.97%)

Airlines/Air Freight (0.71%)
Alaska Air Group Inc.                                    15,075          513,492
Airborne Freight Corp.                                   95,800        1,658,538
Southwest Airlines Co.                                  136,843        2,736,860
                                                                    ------------
                Total Airlines/Air Freight                             4,908,890
                                                                    ------------
Trucking (0.26%)
USFreightways Corp.                                      91,250        1,813,594
                                                                    ------------
Total Transportation                                                   6,722,484
                                                                    ------------
UTILITIES AND REITS (12.24%)

Communications (8.25%)
Ameritech Corp.                                          64,475        3,054,503
Bell Atlantic Corp.                                     380,056       18,408,963
MCI Worldcom Inc.                                       234,125       11,442,859
SBC Communications Inc.                                 301,100       13,380,131
US WEST Inc.                                            206,425       10,824,411
                                                                    ------------
                Total Communications                                  57,110,867
                                                                    ------------
Electric/Natural Gas (3.73%)
Columbia Energy Group                                    52,875        3,099,797
Consolidated Natural Gas Co.                             75,235        4,100,308


Duke Energy Corp.                                        22,500        1,489,219
KN Energy Inc.                                          118,700        6,083,375
New Century Energies Inc.                               146,800        7,147,325
PECO Energy Company                                      64,225        2,348,227
Questar Corp.                                            81,450        1,567,913
                                                                    ------------
                Total Electric/Natural Gas                            25,836,164
                                                                    ------------
Real Estate Investment Trusts (0.26%)
Innkeepers USA Trust                                     63,900          758,813
Nationwide Health Properties Inc.                        45,875        1,032,181
                                                                    ------------
                Total Real Estate Investment Trusts                    1,790,994
                                                                    ------------
Total Utilities and REITs                                             84,738,025
                                                                    ------------
TOTAL COMMON STOCKS
(cost $ 733,612,054)                                                $687,762,115
                                                                    ------------

SHORT-TERM INVESTMENTS
(0.55%)                                              Par Value          Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (0.55%)

American Family
        4.963% 07-26-1999                            $1,421,049       $1,421,049
Pitney Bowes
        4.949% 02-03-1999                             1,150,186        1,150,186
Warner-Lambert
        4.963% 10-26-1998                               250,000          250,000
Wisconsin Electric
        4.963% 10-19-1998                               982,011          982,011
                                                                    ------------
TOTAL VARIABLE RATE DEMAND
NOTES (COST $3,803,246)                                                3,803,246
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(cost $3,803,246)                                                     $3,803,246
                                                                    ------------
TOTAL INVESTMENTS
IN SECURITIES (99.90%)
(cost $737,415,300)                                                 $691,565,361
                                                                    ------------
OTHER ASSETS LESS
LIABILITIES (0.10%)                                                     $693,333
                                                                    ------------
NET ASSETS (100.00%)                                                $692,258,694
                                                                    ============

*THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               Balanced Portfolio

September 30, 1998 (unaudited)

LONG-TERM DEBT SECURITIES
(32.69%)                                             Par Value          Value
--------------------------------------------------------------------------------
CORPORATE BONDS (17.34%)

FINANCE (15.44%)

Automobile  (0.83%)
Ford Motor Credit Co.
        6.375% 04-15-2000                              $190,000         $192,786
GMAC
        5.500% 12-15-2001                               500,000          498,546
                                                                      ----------
                Total Automobile                                         691,332
                                                                      ----------
Banks (2.78%)
Citicorp
        7.125% 06-01-2003                             1,000,000        1,063,218
NationsBank Corp.
        6.125% 07-15-2004                             1,200,000        1,240,604
                                                                      ----------
                Total Banks                                            2,303,822
                                                                      ----------
Consumer (2.24%)
Beneficial Corp. Medium Term Notes
        8.050% 04-02-1999                               450,000          455,392
        6.350% 12-03-2001                               700,000          719,724
Sears Roebuck Acceptance Corp. Medium Term Note
        7.110% 06-19-2001                               650,000          678,671
                                                                      ----------
                Total Consumer                                         1,853,787
                                                                      ----------
Diversified (2.80%)
American General Finance
        6.875% 01-15-2000                                50,000           50,939
Associates Corp. of North America
        6.000% 06-15-2000                                25,000           25,308
        7.500% 04-15-2002                               100,000          107,250
Associates Corp. of North America
Medium Term Notes
        6.375% 06-01-2000                                75,000           76,177
        6.840% 07-03-2001                               700,000          727,558
Commercial Credit TRV
        6.875% 05-01-2002                               200,000          210,816
        6.500% 06-01-2005                             1,000,000        1,051,283
General Electric Capital
        6.660% 05-01-2018                                75,000           76,754
                                                                      ----------
                Total Diversified                                      2,326,085
                                                                      ----------
Insurance (1.91%)
Hartford Life Inc.
        6.900% 06-15-2004                             1,000,000        1,061,278
Travelers PPTY
        6.750% 04-15-2001                               500,000          518,778

                Total Insurance                                        1,580,056

Leasing Companies (1.18%)
International Lease Finance
        6.250% 10-15-2000                               500,000          509,494
International Lease Finance
Medium Term Note
        6.340% 02-01-2002                               450,000          464,952
                                                                      ----------
                Total Leasing Companies                                  974,446
                                                                      ----------
Other (3.70%)
Dean Witter Discovry and Co.
        6.250% 03-15-2000                                30,000           30,403
        6.750% 08-15-2000                               200,000          205,527
Merrill Lynch
        7.375% 08-17-2002                                30,000           32,232
        7.050% 04-15-2003                                55,000           55,015
        6.000% 02-12-2003                               500,000          511,294
Merrill Lynch Medium Term Note
        7.050% 06-04-2001                               350,000          365,221
Morgan Stanley Group
        6.1250% 10-01-2003                              215,000          221,745
Morgan Stanley Group Medium Term Note
        5.750% 02-15-2001                               500,000          505,497
Salomon Smith Barney
        6.625% 07-01-2002                             1,100,000        1,138,372
                                                                      ----------
                Total Other                                            3,065,306
                                                                      ----------
TOTAL FINANCE                                                         12,794,834
                                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INDUSTRIAL (1.90%)

Automotive (0.03%)
Ford Motor Co.
        7.500% 11-15-1999                               $25,000          $25,616
                                                                     -----------
Consumer (1.29%)
Sears Roebuck & Co.
        6.670% 07-07-2003                             1,000,000        1,065,313
                                                                     -----------
Energy and Related Goods and Services (0.52%)
Texaco Capital
Medium Term Note
        7.250% 08-01-2002                               400,000          427,940
                                                                     -----------
Medical and Related Goods and Services (0.06%)
SmithKline Beecham PLC Corp.
Medium Term Note
        6.625% 10-01-2005                                50,000           53,076
                                                                     -----------
TOTAL INDUSTRIAL                                                       1,571,945
                                                                     -----------
TOTAL CORPORATE BONDS                                                 14,366,779
                                                                     -----------
U.S. GOVERNMENT
SECURITIES (14.03%)

U.S. TREASURY NOTES
        7.125% 02-29-2000                               400,000          414,250
        6.750% 04-30-2000                             1,000,000        1,034,063
        5.750% 10-31-2000                               700,000          719,032
        7.750% 02-15-2001                               970,000        1,043,054
        7.500% 11-15-2001                               400,000          436,000
        6.375% 08-15-2002                             2,000,000        2,141,252
        6.250% 02-15-2003                               425,000          457,008
        5.750% 08-15-2003                               700,000          743,094
        7.250% 08-15-2004                             1,200,000        1,721,720
        7.000% 07-15-2006                             2,500,000        2,914,065
                                                                     -----------
TOTAL U.S. TREASURY NOTES                                             11,623,538
                                                                     -----------
FOREIGN BONDS (U.S. DOLLAR
DENOMINATED) (1.32%)
Hydro Quebec
        7.375% 02-01-2003                               350,000          379,348
Ontario Global Bond
        7.375% 01-27-2003                               650,000          711,861
                                                                     -----------
TOTAL FOREIGN BONDS                                                    1,091,209
                                                                     -----------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $26,008,855)                                                   $27,081,526
                                                                     -----------
COMMON STOCKS
(60.55%)                                                Shares          Value
--------------------------------------------------------------------------------
BASIC INDUSTRY (2.48%)

Chemical/Major (0.24%)
E.I. duPont de Nemours and Co.                            3,550      $   199,244

Chemical/Specialty (1.01%)
BFGoodrich Co.                                           25,675          839,252

Metals (0.63%)
Aluminum Co. of America                                   4,550          323,050
Titanium Metals Corp.                                    14,150          199,869
                                                                     -----------
                Total Metals                                             522,919
                                                                     -----------
Paper and Forest Products (0.60%)
The Mead Corp.                                           12,250          360,609
Willamette Industries Inc.                                4,800          137,700
                                                                     -----------
                Total Paper and Forest Products                          498,309
                                                                     -----------
                TOTAL BASIC INDUSTRY                                   2,059,724
                                                                     -----------
CAPITAL GOODS (3.98%)

Aerospace/Industrial (1.63%)
Ingersoll-Rand Co.                                        8,950          339,541
Lockheed Martin Corp.                                     7,175          723,330
Sundstrand Corp.                                          6,250          289,844
                                                                     -----------
                Total Aerospace/Industrial                             1,352,715
                                                                     -----------
Diversified/Manufacturing (1.83%)
Pentair Inc.                                              3,950          127,388
Tyco International Ltd.                                  12,975          716,869
United Technologies Corp.                                 8,775          670,739
                                                                     -----------
                Total Diversified/Manufacturing                        1,514,996
                                                                     -----------
Pollution Control (0.52%)
Waste Management Inc.                                     8,900          427,756
                                                                     -----------
                TOTAL CAPITAL GOODS                                    3,295,467
                                                                     -----------
CONGLOMERATES (0.52%)

Electric Equipment (0.52%)
General Electric Co.                                      5,450          433,616
                                                                     -----------
CONSUMER CYCLICAL (4.36%)

Apparel/Shoes (0.59%)
North Face Inc.                                           8,275          107,575
St. John Knits Inc.                                       5,700           91,913
Tommy Hilfiger Corp.                                      4,800          196,800
Wolverine World Wide Inc.                                 8,850           96,244
                                                                     -----------
                Total Apparel/Shoes                                      492,532
                                                                     -----------
Autos and Auto Parts (0.54%)
Ford Motor Co.                                            9,600          450,600
                                                                     -----------
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Consumer Cyclical/Miscellaneous (0.49%)
Action Performance Cos. Inc.                              7,650       $  206,550
Mohawk Industries Inc.                                    7,200          197,100
                                                                      ----------
                Total Consumer Cyclical/Miscellaneous                    403,650
                                                                      ----------
Office Furniture (0.17%)
HON INDUSTRIES Inc.                                       5,950          140,569
                                                                      ----------
Restaurants (0.35%)
Outback Steakhouse Inc.                                  10,875          286,828
                                                                      ----------
Retail (2.22%)
Dayton Hudson Corp.                                      13,875          496,031
General Nutrition Cos. Inc.                              14,900          161,106
Home Depot Inc.                                           9,725          384,138
Pacific Sunwear Of California                             5,150          114,588
The Men's Wearhouse Inc.                                 14,250          245,813
The TJX Cos. Inc.                                        10,700          190,594
Zale Corp.                                                9,500          243,438
                                                                      ----------
                Total Retail                                           1,835,708
                                                                      ----------
                TOTAL CONSUMER CYCLICAL                                3,609,887
                                                                      ----------
CONSUMER SERVICES (1.83%)

Cable Television (0.30%)
Viacom Inc. Cl. B                                         4,300          249,400
                                                                      ----------
Education (0.20%)
Sylvan Learning Systems Inc.                              6,962          162,737
                                                                      ----------
Funeral Services (0.13%)
Service Corporation International                         3,250          103,594
                                                                      ----------
Healthcare Services (0.67%)
HCR Manor Care Inc.                                      13,550          397,184
Sun Healthcare Group Inc.                                25,600          166,400
                                                                      ----------
                Total Healthcare Services                                563,584
                                                                      ----------
Publishing/Newspapers (0.19%)
New York Times Co. Cl. A                                  5,725          157,438
                                                                      ----------
Water Treatment (0.34%)
U.S. Filter Corp.                                        17,375          278,000
                                                                      ----------
                TOTAL CONSUMER SERVICES                                1,514,753
                                                                      ----------
CONSUMER STAPLES (16.41%)

Biotechnology (2.02%)
Biogen Inc.                                               5,350          352,097
Genzyme Corp.                                            22,000          794,750
Immunex Corp.                                             4,700          260,263
PathoGenesis Corp.                                        7,900          263,663
                                                                      ----------
                Total Biotechnology                                    1,670,773
                                                                      ----------
Drugs (4.48%)
American Home Products Corp.                              1,675           87,728
Bristol-Myers Squibb Co.                                 14,725        1,529,559
Forest Laboratories Inc.                                 11,250          386,719
ICN Pharmaceuticals Inc.                                  3,750           65,625
Merck & Co. Inc.                                         12,650        1,638,966
                                                                      ----------
                Total Drugs                                            3,708,597
                                                                      ----------
Foods/Beverages (4.60%)
Anheuser-Busch Cos. Inc.                                  3,250          175,500
Canandaigua Brands Inc. Cl. A                             8,950          353,525
Corn Products International Inc.                          9,650          243,663
Earthgrains Co.                                          11,625          359,648
Flowers Industries Inc.                                  19,800          431,888
General Mills Inc.                                        4,850          339,500
McCormick & Co. Inc.                                      2,000           58,125
PepsiCo Inc.                                             21,700          638,794
Smithfield Foods Inc.                                     6,025          106,567
SYSCO Corp.                                              20,450          481,853
The Quaker Oats Co.                                      10,600          625,400
                                                                      ----------
                Total Foods/Beverages                                  3,814,463
                                                                      ----------
Food/Drug Retail (0.95%)
Albertson's Inc.                                          4,250          230,031
CVS Corp.                                                 8,350          365,834
Safeway Inc.                                              4,150          192,456
                                                                      ----------
                Total Food/Drug Retail                                   788,321
                                                                      ----------
Hospital Supplies (1.08%)
Baxter International Inc.                                 8,400          499,800
Henry Schein Inc.                                         7,600          264,100
Respironics Inc.                                         11,950          134,438
                                                                      ----------
                Total Hospital Supplies                                  898,338
                                                                      ----------
Household Products/Cosmetics (1.85%)
Avon Products Inc.                                       17,050          478,466
Blyth Industries Inc.                                     3,500           96,031
Colgate-Palmolive Co.                                     2,950          202,075
Kimberly-Clark Corp.                                      7,600          307,800
Rubbermaid Inc.                                           5,100          122,081
The Gillette Co.                                          7,050          269,663
Windmere-Durable Holdings Inc.                           10,000           56,250
                                                                      ----------
                Total Household Products/Cosmetics                     1,532,366
                                                                      ----------
Tobacco (1.42%)
Philip Morris Cos. Inc.                                  25,550        1,176,897
                                                                      ----------
TOTAL CONSUMER STAPLES                                                13,589,755
                                                                      ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

CREDIT CYCLICAL (0.35%)

Home Builders (0.35%)
Centex Corp.                                              8,425         $290,663
                                                                       ---------
ENERGY (4.08%)

Natural Gas Diversified (0.38%)
Coastal Corp.                                             9,400          317,250
                                                                       ---------
Oil/Integrated Domestic (1.97%)
Amerada Hess Corp.                                        4,200          242,288
Phillips Petroleum Co.                                    5,425          244,803
USX-Marathon Group                                       32,250        1,142,859
                                                                       ---------
                Total Oil/Integrated Domestic                          1,629,950
                                                                       ---------
Oil/Integrated International (1.35%)
Mobil Corp.                                               8,400          637,875
YPF Sociedad Anonima                                     18,475          480,350
                                                                       ---------
                Total Oil/Integrated International                     1,118,225
                                                                       ---------
Oil Services (0.38%)
McDermott International Inc.                              9,900          266,681
Newpark Resources Inc.                                    7,050           48,469
                                                                       ---------
                Total Oil Services                                       315,150
                                                                       ---------
                TOTAL ENERGY                                           3,380,575
                                                                       ---------
FINANCIAL (9.63%)

Banks (3.51%)
BankAmerica Corp.                                         9,425          566,678
First American Corp.                                     11,000          422,125
Fleet Financial Group                                    10,375          761,914
PNC Bank Corp.                                           14,600          657,000
Summit Bancorp                                           13,300          498,750
                                                                       ---------
                Total Banks                                            2,906,467
                                                                       ---------
Finance Companies (1.47%)
Associates First Capital Corp.                            8,099          528,460
FIRSTPLUS Financial Group Inc.                           14,075          160,983
Household International Inc.                             14,075          527,813
                                                                       ---------
                Total Finance Companies                                1,217,256
                                                                       ---------
Financial/Miscellaneous (0.39%)
Franklin Resources Inc.                                   5,050          151,500
MGIC Investment Corp.                                     4,750          175,156
                                                                       ---------
                Total Financial/Miscellaneous                            326,656
                                                                       ---------
Financial Services (1.47%)
American Express Co.                                      2,900          225,113
Marsh & McLennan Cos. Inc.                               15,750          783,563
Travelers Group Inc.                                      5,675          212,813
                                                                       ---------
                Total Financial Services                               1,221,489
                                                                       ---------
Insurance (1.48%)
ACE Ltd.                                                 11,075          332,250
Allstate Corp.                                           13,500          562,781
Everest Reinsurance Holdings Inc.                         4,600          171,638
Mercury General Corp.                                     2,650           99,375
Orion Capital Corp.                                       1,750           62,453
                                                                       ---------
                Total Insurance                                        1,228,497
                                                                       ---------
Savings and Loan (1.31%)
Astoria Financial Corp.                                   3,400          143,225
Bank United Corp. Cl. A                                   5,500          196,969
Golden State Bancorp Inc.                                21,400          426,663
Golden State Bancorp-warrants                            15,900           67,078
Washington Mutual Inc.                                    7,387          249,311
                                                                       ---------
                Total Savings and Loan                                 1,083,246
                                                                       ---------
                TOTAL FINANCIAL                                        7,983,611
                                                                       ---------
TECHNOLOGY (8.26%)

Computer Software/Services (4.27%)
America Online Inc.                                       2,100          233,625
Cadence Design Systems Inc.                               4,300          109,919
Cambridge Technology Partners                             8,750          195,234
Computer Associates Intl. Inc.                            8,900          329,300
PLATINUM Technology Inc.                                 12,550          225,900
Microsoft Corp.                                          15,675        1,725,230
PeopleSoft Inc.                                           4,675          152,522
Symantec Corp.                                           26,825          353,755
Systems & Computer
Technology Corp.                                         10,950          140,981
Walker Interactive Systems Inc.                           8,000           69,750
                                                                       ---------
                Total Computer Software/Services                       3,536,216
                                                                       ---------
Computer Systems (1.55%)
IBM                                                       5,050          646,400
Sun Microsystems Inc.                                    12,800          637,600
                                                                       ---------
                Total Computer Systems                                 1,284,000
                                                                       ---------
Distribution (0.17%)
Brightpoint Inc.                                         18,850          144,909
                                                                       ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Networking/Communications Equipment (2.03%)
Ascend Communications Inc.                                4,000         $182,000
Cisco Systems Inc.                                       10,088          623,534
Northern Telecom Ltd.                                    14,475          463,200
Scientific-Atlanta Inc.                                   4,650           98,231
Tellabs Inc.                                              7,900          314,519
                                                                     -----------
                Total Networking/
                Communications Equipment                               1,681,484
                                                                     -----------
Technology/Miscellaneous (0.24%)
General Cable Corp.                                      10,825          200,263
                                                                     -----------
                TOTAL TECHNOLOGY                                       6,846,872
                                                                     -----------
TRANSPORTATION (0.88%)

Airlines/Air Freight (0.63%)
Airborne Freight Corp.                                   15,000          259,688
Southwest Airlines Co.                                   13,200          264,000
                                                                     -----------
                Total Airlines/Air Freight                               523,688
                                                                     -----------
Trucking (0.25%)
USFreightways Corp.                                      10,450          207,694
                                                                     -----------
                TOTAL TRANSPORTATION                                     731,382
                                                                     -----------
UTILITIES AND REITS (7.77%)

Communications (5.02%)
Ameritech Corp.                                           4,625          219,109
Bell Atlantic Corp.                                      24,850        1,203,672
Frontier Corp.                                            3,650           99,919
MCI Worldcom Inc.                                        17,475          854,091
SBC Communications Inc.                                  20,575          914,302
US WEST Inc.                                             16,525          866,530
                                                                     -----------
                Total Communications                                   4,157,623
                                                                     -----------
Electric/Natural Gas (2.29%)
Columbia Energy Group                                     2,450          143,631
Consolidated Natural Gas Co.                              7,750          422,375
Duke Energy Co.                                           1,575          104,245
KN Energy Inc.                                            7,700          394,625
New Century Energies Inc.                                12,400          603,725
PECO Energy Company                                       5,975          218,461
                                                                     -----------
                Total Electric/Natural Gas                             1,887,062
                                                                     -----------
Real Estate Investment Trusts (0.46%)
Innkeepers USA Trust                                      7,500           89,063
Nationwide Health Properties Inc.                        13,100          294,737
                                                                     -----------
                Total Real Estate
                Investment Trusts                                        383,800
                                                                     -----------
                TOTAL UTILITIES AND REITS                              6,428,485
                                                                     -----------
TOTAL COMMON STOCKS
(cost $53,388,044)                                                   $50,164,790
                                                                     -----------

SHORT-TERM INVESTMENTS
(5.80%)                                              Par Value          Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (5.80%)
American Family
        4.963% 07-26-1999                            $2,122,808       $2,122,808
Warner Lambert
        4.9630% 10-26-1998                            1,035,327        1,035,327
Wisconsin Electric
        4.963% 10-19-1998                             1,643,170        1,643,170
                                                                     -----------
TOTAL VARIABLE RATE DEMAND
NOTES (COST $4,801,305)                                                4,801,305
                                                                     -----------
TOTAL SHORT-TERM
INVESTMENTS (COST $4,801,305)                                         $4,801,305
                                                                     -----------
TOTAL INVESTMENTS
IN SECURITIES (99.03%)
(cost $84,198,203)                                                   $82,047,621
                                                                     -----------
OTHER ASSETS LESS
LIABILITIES (0.97%)                                                     $800,409
                                                                     -----------
NET ASSETS (100.00%)                                                 $82,848,030
                                                                     ===========

*THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      Intermediate Fixed Income Portfolio

SEPTEMBER 30, 1998 (UNAUDITED)

LONG-TERM DEBT SECURITIES
(96.95%)                                             Par Value        Value
--------------------------------------------------------------------------------
CORPORATE BONDS (39.95%)

FINANCE (31.54%)

Automobile  (3.37%)
Ford Motor Credit Co.
        6.375% 04-15-2000                               $75,000          $76,100
GMAC Medium Term Note
        6.500% 12-06-2004                               500,000          527,105
                                                                       ---------
                Total Automobile                                         603,205
                                                                       ---------
Banks (4.70%)
Banc One Corp.
        7.375% 12-01-2002                               780,000          840,831
                                                                       ---------
Consumer (6.31%)
Beneficial Corp. Medium Term Note
        6.510% 12-03-2003                               500,000          523,090
Household Finance Co.
Medium Term Note
        7.000% 09-18-2001                               600,000          606,619
                                                                       ---------
                Total Consumer                                         1,129,709
                                                                       ---------
Credit Card (0.57%)
Discover Credit Medium Term Note
        8.350% 05-06-1999                               100,000          101,632
                                                                       ---------
Diversified (5.39%)
American General Finance
        6.875% 01-15-2000                                25,000           25,470
Associates Corp. of North America
        7.500% 05-15-1999                               100,000          101,169
Associates Corp. of North America
Medium Term Notes
        6.375% 06-01-2000                                25,000           25,392
        6.840% 07-03-2001                               300,000          311,810
Commercial Credit TRV
        6.500% 06-01-2005                               300,000          315,385
General Electric Capital
        6.660% 05-01-2018                               180,000          184,209
                                                                       ---------
                Total Diversified                                        963,435
                                                                       ---------
Leasing Companies (1.14%)
International Lease Finance
        6.250% 10-15-2000                               200,000          203,797
                                                                       ---------
Other (10.06%)
Dean Witter Discovry and Co.
        6.250% 03-15-2000                                40,000           40,537
Merrill Lynch
        7.050% 04-15-2003                               100,000          100,027
Merrill Lynch Medium Term Note
        7.050% 06-04-2001                               375,000          391,308
Morgan Stanley Group
        6.125% 10-01-2003                               200,000          206,274
        6.375% 12-05-2003                                25,000           26,094
Salomon Smith Barney Holdings
        6.625% 07-01-2002                             1,000,000        1,034,884
                                                                       ---------
                Total Other                                            1,799,124
                                                                       ---------
                Total Finance                                          5,641,733
                                                                       ---------
Industrial (8.41%)
Automotive (0.14%)
Ford Motor Co.
        7.500% 11-15-1999                                25,000           25,616
                                                                       ---------
Consumer (5.96%)
Sears Roebuck & Co.
        6.670% 07-07-2003                             1,000,000        1,065,313
                                                                       ---------
Credit Card (2.31%)
Nordstrom Credit Medium Term Note
        7.890% 02-14-2000                               400,000          413,767
                                                                       ---------
Total Industrial                                                       1,504,696
                                                                       ---------
Total Corporate Bonds                                                  7,146,429
                                                                       ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT AND
AGENCY OBLIGATIONS (54.77%)

U.S. TREASURY OBLIGATIONS (54.77%)

Certificate of Accrual
Treasury Securities
        0.000% 11-15-1999                              $100,000          $95,097
U.S. Treasury Notes
        7.500% 11-15-2001                               600,000          654,001
        6.625% 03-31-2002                             1,000,000        1,072,188
        6.375% 08-15-2002                             1,200,000        1,284,751
        5.750% 08-15-2003                               800,000          849,250
        7.250% 05-15-2004                             1,000,000        1,142,188
        7.250% 08-15-2004                             1,250,000        1,434,766
        7.000% 07-15-2006                             2,800,000        3,263,753
                                                                     -----------
                Total U.S. Treasury Notes                              9,700,897
                                                                     -----------
TOTAL U.S. TREASURY
OBLIGATIONS                                                            9,795,994
                                                                     -----------
TOTAL U.S. GOVERNMENT AND
AGENCY OBLIGATIONS                                                    $9,795,994
                                                                     -----------
FOREIGN BONDS
(U.S. DOLLAR DENOMINATED)
(2.23%)
Hydro Quebec
        7.375% 02-01-2003                               125,000          135,483
Ontario Global Bond
        7.375% 01-27-2003                               240,000          262,843
                                                                     -----------
TOTAL FOREIGN BONDS                                                      398,326
                                                                     -----------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $16,448,911)                                                   $17,340,749
                                                                     -----------
SHORT-TERM INVESTMENTS
(1.88%)                                              Par Value          Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (1.88%)
American Family
        4.963% 01-26-1999                              $127,164         $127,164
Wisconsin Electric
        4.963% 10-19-1998                               210,000          210,000
                                                                     -----------
TOTAL VARIABLE RATE DEMAND
NOTES (COST $337,164)                                                    337,164
                                                                     -----------
TOTAL SHORT-TERM
INVESTMENTS (COST $337,164)                                             $337,164
                                                                     -----------
TOTAL INVESTMENTS
IN SECURITIES (98.83%)
(cost $16,786,075)                                                   $17,677,913
                                                                     -----------
OTHER ASSETS LESS
LIABILITIES (1.17%)                                                     $209,011
                                                                     -----------
NET ASSETS (100.00%)                                                 $17,886,924
                                                                     ===========

*THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 1998 (UNAUDITED)

                                                 Small/Mid                                         Intermediate
                                                 Cap Equity      Core Equity       Balanced        Fixed Income
                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                               ----------------------------------------------------------------
ASSETS
Investments in securities
at market value (Note 2)
(cost of $540,208,748, $737,415,300,
$84,198,203 and $16,786,075 respectively)      $ 461,080,900    $ 691,565,361    $  82,047,621    $  17,677,913
Receivables
        Investment securities sold                 8,830,158        2,629,571          668,006             --
        Fund shares sold                             263,320          135,707          107,761           15,192
        Dividends and interest                       342,491          904,710          549,833          284,426
Net deferred organization costs                        3,704            3,704            3,704            3,704
Prepaid expenses                                      98,452          155,419           11,505            1,668
                                               ----------------------------------------------------------------
                Total assets                     470,619,025      695,394,472       83,388,430       17,982,903
                                               ----------------------------------------------------------------

LIABILITIES
Payables for investment securities purchased         344,716        2,240,498           86,576             --
Fund shares redeemed                                 241,612          321,191            5,025             --
Distributions to shareholders                           --               --            374,675           71,659
Due to Investment Advisor (Note 3)                   424,956          568,948           59,280              206
Other accrued expenses                                17,492            5,141           14,844           24,114
                                               ----------------------------------------------------------------
                Total liabilities                  1,028,776        3,135,778          540,400           95,979
                                               ----------------------------------------------------------------
Net assets                                     $ 469,590,249    $ 692,258,694    $  82,848,030    $  17,886,924
                                               ================================================================

COMPOSITION OF
NET ASSETS
        Paid-in capital                        $ 530,014,420    $ 682,012,692    $  79,450,697    $  16,704,576
        Accumulated undistributed
        net investment income (loss)                 (93,656)       1,697,838            9,865           15,094
        Accumulated undistributed
        net realized gain on investments          18,797,333       54,398,103        5,538,050          275,416
        Net unrealized appreciation
        (depreciation) on investments            (79,127,848)     (45,849,939)      (2,150,582)         891,838
                                               ----------------------------------------------------------------
Net assets                                     $ 469,590,249    $ 692,258,694    $  82,848,030    $  17,886,924
                                               ================================================================

Number of shares issued and outstanding
(unlimited shares authorized) no par value        24,835,633       32,929,870        5,430,074        1,378,070
                                               ================================================================

Net asset value per share                      $       18.91    $       21.02    $       15.26    $       12.98
                                               ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR THE SIX MONTHS ENDING SEPTEMBER 30, 1998 (UNAUDITED)

                                                        Small/Mid          Core                           Intermediate
                                                        Cap Equity        Equity          Balanced        Fixed Income
                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                      ----------------------------------------------------------------
INVESTMENT INCOME
Income
        Dividend income                               $   2,973,674    $   5,120,532    $     331,414    $        --
        Interest income                                     242,279          374,765          814,664           68,522
                                                      ----------------------------------------------------------------
                Total income                              3,215,953        5,495,297        1,146,078          568,522
                                                      ----------------------------------------------------------------

Expenses
        Investment advisory fees (Note 3)                 2,324,481        2,893,226          262,164           41,697
        Custodian fees                                       58,342           79,395           15,623            2,507
        Administration fees (Note 3)                        127,164          160,852           37,452            9,266
        Fund accounting fees                                 28,714           34,329           12,769           11,029
        Transfer agent fees                                  13,644           16,419            7,049            5,891
        Legal fees                                            4,191            5,957              608              276
        Distribution fees (Note 3)                          683,671          964,408           93,630            9,266
        Insurance                                             2,932            4,037              428              123
        Audit fees                                           10,947           10,947           10,947            4,262
        Miscellaneous fees                                    7,521           11,029            3,510            2,006
        Reports to shareholders                              22,562           25,069            4,513            2,006
        Registration fees                                    55,586           62,635            8,556            5,265
        Trustees fees                                         3,197            3,197            3,197            3,197
        Amortization of deferred organization costs           2,130            2,130            2,130            2,130
                                                      ----------------------------------------------------------------
                Total expenses                            3,345,082        4,273,630          462,576           98,921
                Less: expenses reimbursed (Note 3)             --               --            (16,898)         (47,958)
                                                      ----------------------------------------------------------------
                Net expenses                              3,345,082        4,273,630          445,678           50,963
                                                      ----------------------------------------------------------------
Net investment income (loss)                               (129,129)       1,221,667          700,400          517,559
                                                      ----------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold               (815,319)      28,268,837        3,370,830          263,582
Net change in unrealized appreciation
 (depreciation) on investments                         (148,979,187)    (153,918,862)     (10,212,718)         486,024
                                                      ----------------------------------------------------------------
Net gain (loss) on investments                         (149,794,506)    (125,650,025)      (6,841,888)         749,606
                                                      ----------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                       ($149,923,635)   ($124,428,358)   ($  6,141,488)   $   1,267,165
                                                      ================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                                     Small/Mid Cap Equity Portfolio        Core Equity Portfolio
                                                     ----------------------------------------------------------------
                                                      For the six    For the fiscal     For the six    For the fiscal
                                                     months ending     year ending     months ending     year ending
                                                       09/30/98*         03/31/98        09/30/98*         03/31/98
                                                     ----------------------------------------------------------------
INCREASE IN
NET ASSETS
Operations
        Net investment income (loss)                 ($    129,129)   ($    183,051)   $   1,221,667    $   1,616,874
        Net realized gain (loss) on
        investments sold                                  (815,319)      41,050,081       28,268,837       66,867,764
        Net change in unrealized appreciation
        (depreciation) on investments                 (148,979,187)      69,643,055     (153,918,862)     104,559,153
                                                     ----------------------------------------------------------------
                Increase (decrease) in net assets
                resulting from operations             (149,923,635)     110,510,085     (124,428,358)     173,043,791
                                                     ----------------------------------------------------------------
Distributions to shareholders
        From net investment income                            --            (13,604)            --         (1,469,662)
        From net realized gain on investments sold            --        (31,425,265)            --        (62,718,809)
                                                     ----------------------------------------------------------------
                Total distributions                           --        (31,438,869)            --        (64,188,471)
                                                     ----------------------------------------------------------------
Capital share transactions
        Proceeds from shares sold                      198,608,961      340,494,460      241,271,810      364,293,961
        Net asset value of shares issued on
        reinvestment of distributions                         --         30,892,800             --         61,029,604
        Cost of shares redeemed                        (94,777,168)     (71,117,233)    (123,249,314)     (96,143,437)
                                                     ----------------------------------------------------------------
                Net increase (decrease) from
                capital share transactions             103,831,793      300,270,027      118,022,496      329,180,128
                                                     ----------------------------------------------------------------
Net increase (decrease) in net assets                  (46,091,842)     379,341,243       (6,405,862)     438,035,448

NET ASSETS
Beginning of period                                    515,682,091      136,340,848      698,664,556      260,629,108
                                                     ----------------------------------------------------------------
End of period                                        $ 469,590,249    $ 515,682,091    $ 692,258,694    $ 698,664,556
                                                     ================================================================
CHANGE IN SHARES
OUTSTANDING
Shares sold                                              8,412,104       15,058,868       10,004,694       15,990,331
Shares issued on reinvestment of distributions                --          1,419,060             --          2,845,203
Shares redeemed                                         (4,266,704)      (3,138,581)      (5,393,388)      (4,261,129)
                                                     ----------------------------------------------------------------
                Net increase (decrease)
                in shares outstanding                    4,145,400       13,339,347        4,611,306       14,574,405
                                                     ================================================================

                                                                                          Intermediate Fixed
                                                           Balanced Portfolio              Income Portfolio
                                                     ------------------------------------------------------------
                                                      For the six   For the fiscal   For the six    For the fiscal
                                                     months ending    year ending   months ending     year ending
                                                       09/30/98*       03/31/98        09/30/98*       03/31/98
                                                     ------------------------------------------------------------
INCREASE IN
NET ASSETS
Operations
        Net investment income (loss)                 $    700,400    $  1,110,474    $    517,559    $  1,174,187
        Net realized gain (loss) on
        investments sold                                3,370,830       6,644,465         263,582          12,053
        Net change in unrealized appreciation
        (depreciation) on investments                 (10,212,718)      8,026,713         486,024         615,125
                                                     ------------------------------------------------------------
                Increase (decrease) in net assets
                resulting from operations              (6,141,488)     15,781,652       1,267,165       1,801,365
                                                     ------------------------------------------------------------
Distributions to shareholders
        From net investment income                       (692,520)     (1,106,230)       (515,577)     (1,165,960)
        From net realized gain on investments sold           --        (7,227,079)           --              --
                                                     ------------------------------------------------------------
                Total distributions                      (692,520)     (8,333,309)       (515,577)     (1,165,960)
                                                     ------------------------------------------------------------
Capital share transactions
        Proceeds from shares sold                      22,629,951      24,528,609       1,472,537       4,057,430
        Net asset value of shares issued on
        reinvestment of distributions                     590,662       8,173,577         548,080       1,159,961
        Cost of shares redeemed                        (6,262,723)     (8,056,659)     (4,846,346)     (5,195,120)
                                                     ------------------------------------------------------------
                Net increase (decrease) from
                capital share transactions             16,957,890      24,645,527      (2,825,729)         22,271
                                                     ------------------------------------------------------------
Net increase (decrease) in net assets                  10,123,882      32,093,870      (2,074,141)        657,676

NET ASSETS
Beginning of period                                    72,724,148      40,630,278      19,961,065      19,303,389
                                                     ------------------------------------------------------------
End of period                                        $ 82,848,030    $ 72,724,148    $ 17,886,924    $ 19,961,065
                                                     ============================================================
CHANGE IN SHARES
OUTSTANDING
Shares sold                                             1,443,865       1,535,463         116,132         325,627
Shares issued on reinvestment of distributions             35,234         533,121          43,818          94,075
Shares redeemed                                          (382,499)       (487,729)       (385,593)       (414,956)
                                                     ------------------------------------------------------------
        Net increase (decrease)
        in shares outstanding                           1,096,600       1,580,855        (225,643)          4,746
                                                     ============================================================

*UNAUDITED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL HIGHLIGHTS

         The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report. The calculations are based on a share outstanding for each period.


RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                       Small/Mid Cap Equity Portfolio
                                              -----------------------------------------------------------------------------
                                               For the six    For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                              months ending     year ending     year ending     year ending       through
                                               09/30/98*         03/31/98        03/31/97        03/31/96       03/31/95**
                                              -----------------------------------------------------------------------------
Net asset value, beginning of period          $     24.92       $     18.54     $     17.89     $     13.89     $     12.00
                                              -----------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                     (0.01)            (0.01)           0.05            0.05            0.10
   Net realized and unrealized
   gain (loss) on investments                       (6.00)             8.71            2.43            5.17            2.18
                                              -----------------------------------------------------------------------------
           Total from investment operations         (6.01)             8.70            2.48            5.22            2.28
                                              -----------------------------------------------------------------------------
Distributions
   From net investment income                        --               (0.01)          (0.06)          (0.06)          (0.07)
   From net realized gains                           --               (2.31)          (1.77)          (1.16)          (0.32)
                                              -----------------------------------------------------------------------------
           Total distributions                       --               (2.32)          (1.83)          (1.22)          (0.39)
                                              -----------------------------------------------------------------------------
Net asset value, end of period                $     18.91       $     24.92     $     18.54     $     17.89     $     13.89
                                              =============================================================================
Total return                                       (24.12%)+          48.68%          14.57%          38.38%          19.38%+
                                              =============================================================================
Net assets at end of period (in 000's)        $   469,590       $   515,682     $   136,341     $    79,495     $    10,120
                                              =============================================================================
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment           1.22%++           1.26%           1.33%           1.46%           2.93%++
   After expense reimbursement/recoupment             n/a               n/a            1.40%           1.48%           1.48%++
                                              =============================================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                            (0.05%)++         (0.06%)          0.27%           0.66%           1.40%++
                                              =============================================================================
Portfolio turnover rate                             71.04%           107.17%         130.54%         151.37%         152.21%
                                              =============================================================================

                                                                              Core Equity Portfolio
                                              -----------------------------------------------------------------------------
                                               For the six    For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                              months ending     year ending     year ending     year ending       through
                                               09/30/98*         03/31/98        03/31/97        03/31/96       03/31/95**
                                              -----------------------------------------------------------------------------

Net asset value, beginning of period          $     24.67       $     18.97     $     17.53     $     13.84     $     12.00
                                              -----------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                      0.03              0.07            0.13            0.11            0.11
   Net realized and unrealized
   gain (loss) on investments                       (3.68)             8.86            2.86            5.13            2.00
                                              -----------------------------------------------------------------------------
           Total from investment operations         (3.65)             8.93            2.99            5.24            2.11
                                              -----------------------------------------------------------------------------
Distributions
   From net investment income                        --               (0.07)          (0.13)          (0.11)          (0.07)
   From net realized gains                           --               (3.16)          (1.42)          (1.44)          (0.20)
                                              -----------------------------------------------------------------------------
           Total distributions                       --               (3.23)          (1.55)          (1.55)          (0.27)
                                              -----------------------------------------------------------------------------
Net asset value, end of period                $     21.02       $     24.67     $     18.97     $     17.53     $     13.84
                                              =============================================================================
Total return                                       (14.80%)+          49.64%          17.88%          38.64%          17.87%+
                                              =============================================================================
Net assets at end of period (in 000's)        $   692,259       $   698,665     $   260,629     $   107,665     $    20,430
                                              =============================================================================
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment           1.11%++           1.14%           1.18%           1.30%           1.86%++
   After expense reimbursement/recoupment             n/a               n/a            1.22%           1.29%           1.29%++
                                              =============================================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                             0.31%++           0.37%           0.74%           1.07%           1.25%++
                                              =============================================================================
Portfolio turnover rate                             65.98%           119.88%         146.12%         138.02%         133.18%
                                              =============================================================================

*  UNAUDITED
** COMMENCEMENT OF OPERATIONS 05/10/94.
+  NOT ANNUALIZED
++ ANNUALIZED

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                            Balanced Portfolio
                                              -----------------------------------------------------------------------------
                                               For the six    For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                              months ending     year ending     year ending     year ending       through
                                               09/30/98*         03/31/98        03/31/97        03/31/96       03/31/95**
                                              -----------------------------------------------------------------------------
Net asset value, beginning of period          $    16.78       $    14.76     $    14.53     $    12.96     $    12.00
                                              -----------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                     0.14             0.35           0.37           0.38           0.30
   Net realized and unrealized
   gain (loss) on investments                      (1.52)            4.46           1.28           2.82           1.13
                                              -----------------------------------------------------------------------------
           Total from investment operations        (1.38)            4.81           1.65           3.20           1.43
                                              -----------------------------------------------------------------------------
Distributions
   From net investment income                      (0.14)           (0.35)         (0.37)         (0.37)         (0.31)
   From net realized gains                          --              (2.44)         (1.05)         (1.26)         (0.16)
                                              -----------------------------------------------------------------------------
           Total distributions                     (0.14)           (2.79)         (1.42)         (1.63)         (0.47)
                                              -----------------------------------------------------------------------------
Net asset value, end of period                $    15.26       $    16.78     $    14.76     $    14.53     $    12.96
                                              =============================================================================
Total return                                       (8.26%)+         34.57%         11.83%         25.58%         12.23%+
                                              =============================================================================
Net assets at end of period (in 000's)        $   82,848       $   72,724     $   40,630     $   32,080     $   13,724
                                              =============================================================================
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment          1.23%++          1.28%          1.31%          1.50%          2.29%++
   After expense reimbursement/recoupment           1.19%++          1.19%          1.19%          1.19%          1.19%++
                                              =============================================================================
Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                            1.86%++          2.09%          2.50%          2.76%          3.04%++
                                              =============================================================================
Portfolio turnover rate                            56.13%          102.98%        133.68%        114.85%         92.40%
                                              =============================================================================

                                                                    Intermediate Fixed Income Portfolio
                                              -----------------------------------------------------------------------------
                                               For the six    For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                              months ending     year ending     year ending     year ending       through
                                               09/30/98*         03/31/98        03/31/97        03/31/96       03/31/95**
                                              -----------------------------------------------------------------------------
Net asset value, beginning of period          $    12.45       $    12.08     $    12.33     $    12.00     $    12.00
                                              -----------------------------------------------------------------------------
Income from investment operations
   Net investment income (loss)                     0.36             0.71           0.65           0.70           0.57
   Net realized and unrealized
   gain (loss) on investments                       0.53             0.37          (0.25)          0.34           --
                                              -----------------------------------------------------------------------------
           Total from investment operations         0.89             1.08           0.40           1.04           0.57
Distributions
   From net investment income                      (0.36)           (0.71)         (0.64)         (0.70)         (0.57)
                                              -----------------------------------------------------------------------------
   From net realized gains                          --               --            (0.01)         (0.01)          --
           Total distributions                     (0.36)           (0.71)         (0.65)         (0.71)         (0.57)
Net asset value, end of period                $    12.98       $    12.45     $    12.08     $    12.33     $    12.00
                                              =============================================================================
Total return                                        7.24%+           9.11%          3.35%          8.85%          4.92%+
                                              -----------------------------------------------------------------------------
Net assets at end of period (in 000's)        $   17,887       $   19,961     $   19,303     $    9,740     $    6,370
                                              =============================================================================
Ratio of expenses to average net assets
   Before expense reimbursement/recoupment          1.06%++          1.19%          1.53%          2.17%          2.44%++
   After expense reimbursement/recoupment           0.55%++          0.55%          0.95%          0.95%          0.95%++

Ratio of net investment income (loss)
to average net assets, net of expense
reimbursement/recoupment                            5.56%++          5.73%          5.42%          5.69%          5.57%++
                                              =============================================================================
Portfolio turnover rate                            25.57%           15.99%          8.37%         15.49%          5.21%
                                              =============================================================================

*  UNAUDITED.
** COMMENCEMENT OF OPERATIONS 05/10/94.
+  NOT ANNUALIZED.
++ ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
SEPTEMBER 30, 1998 (UNAUDITED)

NOTE 1. ORGANIZATION

         Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following significant accounting policies are consistently followed by the Funds in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

         A) Security Valuation: The Funds invest in a range of securities, generally including equities and U.S. Government securities. Equity securities are valued at the last sale price (for exchange-listed securites) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

         Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such securities held during the six months ending September 30, 1998.

         B) Security Transactions, Dividends and Distributions: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

         C) Federal Income Taxes: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

         On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made between the paid-in capital, undistributed net investment income and undistributed net realized gain (loss) on investment accounts.

         D) Deferred Organization Costs: Organization costs of $22,375 have been capitalized for each Fund as of April 8, 1994 and are being amortized over a period of 60 months beginning on the date the Funds' registration became effective. Rainier Investment Management, Inc.(R) (the "Investment Advisor") has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds' organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption.

         E) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of income and expenses at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         A) Investment Management Agreement: The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

               Small/Mid Cap Equity Portfolio                  0.85%
               Core Equity Portfolio                           0.75%
               Balanced Portfolio                              0.70%
               Intermediate Fixed Income Portfolio             0.50%

         Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

         Although not required to do so, the Investment Advisor has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

               Small/Mid Cap Equity Portfolio                  1.48%
               Core Equity Portfolio                           1.29%
               Balanced Portfolio                              1.19%
               Intermediate Fixed Income Portfolio             0.55%

         These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement may be terminated by either party upon 60 days' written notice.

         B) Distribution Plan: The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

         Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

         C) Administrative Services Agreement: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets 0.05% of next $100 million of average daily net assets 0.03% of average net assets over $200 million.

         For the fiscal year beginning April 1, 1998, the Administrator has agreed to waive its annual minimum fee for the Intermediate Fixed Income Portfolio.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the six months ending September 30, 1998 were as follows:

       Fund                             Purchases               Sales
       ----                             ---------               -----

       Small/Mid Cap
       Equity Portfolio               $470,600,051          $369,730,588
       Core Equity Portfolio           613,363,761           485,923,590
       Balanced Portfolio               49,605,470            36,029,587
       Intermediate Fixed
       Income Portfolio                       --                 300,000

         The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $4,722,269 and $4,615,287 respectively, and sold $3,767,188 and $7,061,000, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio.

         The aggregate unrealized appreciation and depreciation of portfolio securities at September 30, 1998, based on costs for federal income tax purposes were as follows

                          Gross                 Gross                 Net
                       Unrealized            Unrealized            Unrealized
Fund                  Appreciation          Depreciation          Appr./(Depr.)
----                  ------------          ------------          -------------

Small/Mid
Cap Equity            $    782,915          $ 79,910,763          ($79,127,848)
Core Equity              9,294,826            55,144,765           (45,849,939)
Balanced                 1,815,712             3,966,294            (2,150,582)
Intermediate
Fixed Income               891,838                  --                 891,838

NOTE 5. RELATED PARTY TRANSACTIONS

         Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Each outside Trustee are compensated by the Trust at the total rate of $4,000 per year plus $1,800 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings.

                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

Investment Advisor
Rainier Investment Management, Inc.,(R) 601 Union Street, Suite 2801, Seattle, WA 98101

Distributor
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

Administrator
Investment Company Administration LLC, 2020 E. Financial Way, Suite 100, Glendora, CA 91741

Custodian, Transfer Agent and Fund Accountant
Firstar Trust Company, 615 E. Michigan Street, Milwaukee, WI 53202

Independent Auditors
KPMG Peat Marwick LLP, 3100 Two Union  Square,  601 Union  Street,  Seattle,  WA
98101

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, CA 94104

                               INDEX DESCRIPTIONS
                               ------------------

The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(TM) Index and the Russell 2000(R) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.4 to $271.6 billion, $1.4 to $10.3 billion, and $221.9 million to $1.4 billion, respectively, as of May 31, 1998.

The Lehman Brothers Government/Corporate Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years.

The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Stock Index, 40% Lehman Brothers Government/Corporate Intermediate Bond Index, 10% 91-Day U.S. Treasury Bill Index.